Schedule of Investments

Infusive® Compounding Global Equities ETF

September 30, 2020 (unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.9%
Belgium — 0.6%
Anheuser-Busch InBev SA/NV	3,196	$173,242
Brazil — 0.4%
Ambev SA, ADR	34,556	78,096
Lojas Renner SA	8,900	62,608
		140,704
Canada — 1.4%
Alimentation Couche-Tard, Inc., Class B	4,057	140,837
Lululemon Athletica, Inc.*	518	170,614
Restaurant Brands International, Inc.	1,757	100,599
		412,050
China — 12.0%
Alibaba Group Holding Ltd., ADR*	5,184	1,523,992
Angel Yeast Co., Ltd., Class A	500	4,494
Anhui Kouzi Distillery Co., Ltd., Class A	300	2,242
ANTA Sports Products Ltd.	7,802	80,637
Baidu, Inc., ADR*	1,238	156,718
Beijing Kunlun Tech Co., Ltd., Class A	600	2,303
By-health Co., Ltd., Class A	900	2,786
China Feihe Ltd., 144A	26,154	60,677
China Tourism Group Duty Free Corp. Ltd., Class A	1,100	36,137
Chongqing Fuling Zhacai Group Co., Ltd., Class A	400	2,774
Foshan Haitian Flavouring & Food Co., Ltd., Class A	1,500	35,830
Fujian Sunner Development Co., Ltd., Class A	700	2,257
Guangdong Haid Group Co., Ltd., Class A	900	8,134
Jiangsu King's Luck Brewery JSC Ltd., Class A	700	4,582
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	800	14,735
Kweichow Moutai Co., Ltd., Class A	400	98,345
Luzhou Laojiao Co., Ltd., Class A	800	16,922
Mango Excellent Media Co., Ltd., Class A	1,000	9,932
Muyuan Foodstuff Co., Ltd., Class A	2,120	23,117
Shanghai Jahwa United Co., Ltd., Class A	400	2,222
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	500	14,602
Sichuan Swellfun Co., Ltd., Class A	300	2,851
Tencent Holdings Ltd.	18,663	1,231,758
Tencent Music Entertainment Group, ADR*	4,493	66,362
Vipshop Holdings Ltd., ADR*	3,837	60,011
Wanda Film Holding Co., Ltd., Class A*	1,200	3,148
Weibo Corp., ADR*	1,596	58,142
Wens Foodstuffs Group Co., Ltd., Class A	3,500	10,078
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	1,200	7,018
Wuliangye Yibin Co., Ltd., Class A	2,200	71,644
Zhejiang Century Huatong Group Co., Ltd., Class A*	4,200	5,892
		3,620,342
France — 4.2%
Danone SA	2,632	170,432
Kering SA	316	210,329
L'Oreal SA	927	301,764
LVMH Moet Hennessy Louis Vuitton SE	971	454,774
Vivendi SA	4,244	118,446
		1,255,745
Germany — 0.3%
Beiersdorf AG	736	83,718

Italy — 0.4%
Ferrari NV	636	116,831

Japan — 1.8%
Kao Corp.	2,121	158,517
Kobe Bussan Co., Ltd.	916	50,171
Nintendo Co., Ltd.	443	250,444
Nitori Holdings Co. Ltd.	467	96,692
		555,824
Netherlands — 0.8%
Heineken NV	1,316	117,098
Prosus NV*	1,418	130,864
		247,962
Spain — 0.5%
Industria de Diseno Textil SA	5,120	142,895

Sweden — 0.3%
Hennes & Mauritz AB, Class B	5,405	93,455

Switzerland — 3.8%
Nestle SA	9,702	1,154,630

United Kingdom — 4.2%
British American Tobacco PLC	8,577	307,979
Capri Holdings Ltd.*	3,426	61,668
Diageo PLC	8,671	297,062
Unilever NV	5,372	324,423
Unilever PLC	4,442	274,267
		1,265,399
United States — 69.2%
Alphabet, Inc., Class A*	874	1,280,934
Altria Group, Inc.	6,898	266,539
Amazon.com, Inc.*	736	2,317,465
Apple, Inc.	37,628	4,357,699
Beyond Meat, Inc.*	454	75,391
Boston Beer Co., Inc. (The), Class A*	84	74,202
Brown-Forman Corp., Class B	1,617	121,793
Campbell Soup Co.	1,468	71,007
Cinemark Holdings, Inc.	4,586	45,860

Schedule of Investments

Infusive® Compounding Global Equities ETF (Continued)

September 30, 2020 (unaudited)

	Number of Shares	Value
United States (Continued)
Clorox Co. (The)	601	$126,312
Coca-Cola Co. (The)	13,767	679,677
Colgate-Palmolive Co.	3,152	243,177
Conagra Brands, Inc.	2,769	98,881
Constellation Brands, Inc., Class A	787	149,144
Coty, Inc., Class A	13,163	35,540
Domino's Pizza, Inc.	236	100,366
Dunkin' Brands Group, Inc.	913	74,784
Estee Lauder Cos., Inc. (The), Class A	925	201,881
Etsy, Inc.*	731	88,911
Facebook, Inc., Class A*	5,145	1,347,476
Five Below, Inc.*	613	77,851
General Mills, Inc.	2,630	162,219
Hershey Co. (The)	781	111,949
JM Smucker Co. (The)	781	90,221
Kellogg Co.	1,490	96,239
Keurig Dr Pepper, Inc.	2,711	74,824
Kimberly-Clark Corp.	1,366	201,704
Kraft Heinz Co. (The)	3,436	102,908
Lamb Weston Holdings, Inc.	1,194	79,126
Mastercard, Inc., Class A	3,273	1,106,830
Match Group, Inc.*	1,183	130,899
McCormick & Co., Inc.	620	120,342
McDonald's Corp.	2,924	641,789
Mondelez International, Inc., Class A	5,300	304,485
Monster Beverage Corp.*	1,807	144,921
Netflix, Inc.*	1,474	737,044
PepsiCo, Inc.	4,814	667,220
Philip Morris International, Inc.	5,473	410,420
Planet Fitness, Inc., Class A*	1,131	69,692
RH*	194	74,228
Roku, Inc.*	639	120,643
Ross Stores, Inc.	1,635	152,578
Shake Shack, Inc., Class A*	983	63,384
Six Flags Entertainment Corp.	2,630	53,389
Sprouts Farmers Market, Inc.*	2,321	48,579
Stamps.Com, Inc.*	225	54,214
Starbucks Corp.	4,870	418,430
Stitch Fix, Inc., Class A*	2,059	55,861
Tapestry, Inc.	3,997	62,473
TJX Cos., Inc. (The)	4,618	256,992
Ulta Beauty, Inc.*	388	86,904
Vail Resorts, Inc.	349	74,676
Visa, Inc., Class A	5,734	1,146,628
Walt Disney Co. (The)	6,133	760,983
Wendy's Co. (The)	2,823	62,939
Williams-Sonoma, Inc.	734	66,383
Wingstop, Inc.	389	53,157
Yum! Brands, Inc.	1,445	131,928
		20,832,091

TOTAL COMMON STOCKS (Cost $25,656,607)		30,094,888
MONEY MARKET FUND — 0.0%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.01%(a) (Cost $4,898)	4,898	4,898

TOTAL INVESTMENTS — 99.9% (Cost $25,661,505)		$30,099,786
Other assets and liabilities, net — 0.1%		23,430
NET ASSETS — 100.0%		$30,123,216

*	Non-income producing security.
(a)	Rate shown reflects the 7-day yield as of September 30, 2020.

ADR:	American Depositary Receipt
JSC	Joint Stock Company
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Schedule of Investments

Infusive® Compounding Global Equities ETF (Continued)

September 30, 2020 (unaudited)

At September 30, 2020 the Infusive® Compounding Global Equities ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments (excluding Cash Equivalents)
Consumer Staples	$8,769,229	29.2%
Consumer Discretionary	8,380,500	27.8
Information Technology	6,611,157	22.0
Communication Services	6,334,002	21.0
Total	$30,094,888	100.0%